OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS

NOTE 5 - OTHER CURRENT ASSETS

	December 31,
	2021	2020

Governmental authorities	$15	$58
Prepaid expenses	13	7
Others	-	3
	$28	$68

CREATIONS INC. AND SUBSIDIARIES

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars in thousands)